FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Risk (Details) - 12 months ended Dec. 31, 2015 CAD in Millions, $ in Millions	CAD	USD ($)
7.97% senior notes maturing June 18, 2021
Foreign Exchange Risk
Principal amount of debt | $		$ 225
Foreign exchange derivatives
Foreign Exchange Risk
Foreign exchange gain (loss) | CAD	CAD (39.2)
Foreign Exchange Swap, Portion of Face Amount [Member] | 7.97% senior notes maturing June 18, 2021
Foreign Exchange Risk
Foreign exchange gain (loss) | CAD	39.9
Notional amount | $		175
Foreign Exchange Swap, Final Principal Payment [Member] | 7.97% senior notes maturing June 18, 2021
Foreign Exchange Risk
Foreign exchange gain (loss) | CAD	CAD 3.3
Notional amount | $		$ 54